Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Categories of Financial Instruments

Details of the significant accounting policies and methods adopted (including the criteria for recognition, the basis of measurement and the bases for recognition of income and expenses) for each class of financial asset, financial liability and equity instrument are disclosed in Note 2.

Categories of financial instruments

Financial assets (in thousands)

	Amortized cost	Amortized cost
	2018	2019
Current
Trade and other receivables	$48,285	$154,813
Cash and cash equivalents	1,044,786	322,429
Non-current
Other receivables	10,458	12,388
Total	$1,103,529	$489,630

	2018	2019
Foreign currency forwards - held at FVTPL	$255	$587
Foreign currency forwards - held as cash flow hedges	436	2,437
Derivative financial assets	$691	$3,024

Financial liabilities (in thousands)

	Amortized cost	Amortized cost
	2018	2019
Trade payables	$96,176	$180,270
Other payables	350	11,062
Total	$96,526	$191,332

	2018	2019
Foreign currency forwards - held at FVTPL	$-	$255
Foreign currency forwards - held as cash flow hedges	-	5,346
Derivative financial liabilities	$-	$5,601

	Fair value through profit or loss	Fair value through profit or loss
	2018	2019
Contingent consideration	$-	$62,386
Total contingent consideration	$-	$62,386

Financial Assets/(Liabilities) at Fair Value through Profit or Loss
	Fair value through profit or loss
	Asset		Liability
	2018	2019	2018	2019
Forward foreign exchange contracts	$255	$587	$-	$255

	Cashflow hedges
	Asset		Liability
	2018	2019	2018	2019
Forward foreign exchange contracts	$436	$2,437	$-	$5,346

Summary of Analyses Group's Financial Liabilities into Groupings of Remaining Period from Reporting Date to Contractual Maturity Date

The table below (in thousands) analyses the Group’s financial liabilities into relevant groupings based on the remaining period from the reporting date to the contractual maturity date. Amounts due within 12 months equal their carrying balances, as the impact of discounting is not significant.

	Less than one year	Less than one year
	2018	2019
Trade and other payables	$96,526	$191,332
Contingent consideration	-	1,118
Total current	$96,526	$192,450

	More than one year	More than one year
	2018	2019
Contingent consideration	$-	$61,268
Borrowings	-	-
Total non-current	$-	$61,268

Schedule of Capital Structure	The capital structure is as follows (in thousands):

	2018	2019
Total borrowings	$-	$-
Less: cash and cash equivalents	(1,044,786)	(322,429)
Net cash	(1,044,786)	(322,429)
Total equity	1,128,431	1,337,832
Total	$83,645	$1,015,403

Schedule of Foreign Exchange Rate Sensitivity Analysis

The table below (in thousands) shows the Group’s sensitivity to U.S. dollars strengthening/weakening by 10%:

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2018	2019
10% appreciation of United States dollars	$29,169	$(21,661)
10% depreciation of United States dollars	$(35,651)	$26,475

This analysis reflects the impact on the statement of operations due to financial assets and liabilities held at the balance sheet date and is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting year. The analysis assumes that all other variables, in particular interest rates, remain constant.